STOCK-BASED COMPENSATION (Details - Stock based compensation) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 231,115	$ 86,027	$ 721,637	$ 314,252
Cost of Sales [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	34,712	11,233	91,542	33,699
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	70,237	19,435	164,036	55,795
Selling, General and Administrative Expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 126,166	$ 55,359	$ 466,059	$ 224,758